Financial risk management and assessment - Maturity table (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€) item
Financial risk management and assessment
Contractual capital commitments	€ 8,270
Non-convertible bonds issued to Kreos
Financial risk management and assessment
Contractual capital commitments	1,714
Repayable advances
Financial risk management and assessment
Contractual capital commitments	882
Lease liability
Financial risk management and assessment
Contractual capital commitments	190
Convertible notes issued to Kreos
Financial risk management and assessment
Contractual capital commitments	1,971
Convertible notes to Atlas
Financial risk management and assessment
Contractual capital commitments	€ 2,207
Bonds converted to new shares | item	250
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Financial risk management and assessment
Contractual capital commitments	€ 1,213
Accrual interests to pay
Financial risk management and assessment
Contractual capital commitments	94
Derivative liabilities
Financial risk management and assessment
Contractual capital commitments	1
Less than 1 year
Financial risk management and assessment
Contractual capital commitments	5,024
Less than 1 year | Non-convertible bonds issued to Kreos
Financial risk management and assessment
Contractual capital commitments	1,259
Less than 1 year | Repayable advances
Financial risk management and assessment
Contractual capital commitments	196
Less than 1 year | Lease liability
Financial risk management and assessment
Contractual capital commitments	54
Less than 1 year | Convertible notes to Atlas
Financial risk management and assessment
Contractual capital commitments	2,207
Less than 1 year | Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Financial risk management and assessment
Contractual capital commitments	1,213
Less than 1 year | Accrual interests to pay
Financial risk management and assessment
Contractual capital commitments	94
Less than 1 year | Derivative liabilities
Financial risk management and assessment
Contractual capital commitments	1
1-3 years
Financial risk management and assessment
Contractual capital commitments	3,247
1-3 years | Non-convertible bonds issued to Kreos
Financial risk management and assessment
Contractual capital commitments	454
1-3 years | Repayable advances
Financial risk management and assessment
Contractual capital commitments	686
1-3 years | Lease liability
Financial risk management and assessment
Contractual capital commitments	136
1-3 years | Convertible notes issued to Kreos
Financial risk management and assessment
Contractual capital commitments	€ 1,971